UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Patient Opportunity Trust
Class A | LGOAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$197	1.74%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2024, the Patient Opportunity Trust (Class A) ended the year up 26.34%, 132bps ahead of the S&P 500 Index’s 25.02%. This was the Fund’s second consecutive calendar year of outperformance over the S&P 500, coinciding with the first two years of Samantha McLemore’s tenure as sole portfolio manager.
WHAT FACTORS INFLUENCED PERFORMANCE
The US stock market delivered another impressive performance in 2024, gaining 25.0% and achieving back-to-back annual returns above +25% for the first time since 1997-1998. Despite two pullbacks of at least 5%, the market reached 57 new all-time highs throughout the year, driven by both earnings growth and multiple expansion.
The Fund benefited significantly from its overweight exposure to Consumer Discretionary, which led performance contributions, followed by Financials. Cyclical value names gained substantial momentum in the fourth quarter as recession concerns faded and optimism about renewed demand from deregulation strengthened. As macroeconomic concerns faded, these companies began to reflect the inherent value warranted by their strong fundamentals.
The Fund’s flexible approach enabled participation in two PIPE transactions (private investment in publicly traded entity) during the year, securing strategic exposure to a long-term compounder and early-stage biotech at attractive valuations.   The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage.   Excluding this interest expense, the adjusted expense ratio totaled 1.19%.
Additionally, structures were established to allow invest in bitcoin ETFs during the year, enabling exposure to a differentiated, long-term asset that is early in its adoption curve. While volatility remains inherent, increased institutional acceptance suggests Bitcoin has considerable long-term potential while offering valuable portfolio diversification.
POSITIONING

Top Contributors
↑	Nvidia Corp - NVDA has established itself as the foundational building block of the AI revolution, delivering critical infrastructure that powers advancements across multiple industries.
↑
United Airlines Holdings, Inc. - UAL stands as a leading airline that has successfully captured the majority of industry profits alongside Delta Air Lines, demonstrating superior operational efficiency and strategic market positioning.

↑
QXO, Inc. - QXO, under Brad Jacobs’ leadership, has positioned itself at the forefront of disruption in the building materials space, implementing innovative approaches that challenge traditional industry practices.

Patient Opportunity Trust	PAGE 1	TSR-AR-00777X652

Top Detractors
↓
Kosmos Energy Ltd. - KOS, an early-stage exploration and production company, is approaching a significant cash generation inflection point that promises to transform its financial profile and growth trajectory.

↓
CVS Health Corp - CVS continues to solidify its position in the healthcare space while actively addressing near-term Medicare Advantage challenges, demonstrating its commitment to evolving its business model for long-term sustainability.

↓
Biogen Inc. - BIIB remains a high-quality pharmaceutical company that is navigating through near-term patent expirations while simultaneously growing its promising Alzheimer’s business, balancing current challenges with future opportunities.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	26.34	8.57	8.69
Class A (with sales charge)	19.08	7.29	8.05
S&P 500 TR	25.02	14.53	13.10
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,583,218,728
Number of Holdings	37
Net Advisory Fee	$11,166,812
Portfolio Turnover	31%
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Patient Opportunity Trust	PAGE 2	TSR-AR-00777X652

WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2024)

Top Sectors	(%)
Consumer Discretionary	31.2%
Financials	17.3%
Communication Services	14.2%
Health Care	14.1%
Energy	12.2%
Information Technology	10.4%
Industrials	6.0%
Cash & Other	-5.4%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
QXO, Inc.	6.0%
Alphabet Inc.	5.7%
Citigroup Inc.	5.3%
Energy Transfer LP	4.9%
Meta Platforms Inc.	4.3%
NVIDIA Corp.	4.2%
General Motors Co.	4.0%
Expedia Group Inc.	3.8%
Royalty Pharma PLC	3.5%
Other Material Fund Changes:
The Fund established a wholloy-own Cayman Islands subisdiary for the purposes of investing up to 25% of its assets in exchange-traded products and which invest primarily in cryptocurrencies.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 3	TSR-AR-00777X652

Patient Opportunity Trust
Class C | LMOPX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$284	2.52%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2024, the Patient Opportunity Trust (Class C) ended the year up 25.40%, 38bps ahead of the S&P 500 Index’s 25.02%. This was the Fund’s second consecutive calendar year of outperformance over the S&P 500, coinciding with the first two years of Samantha McLemore’s tenure as sole portfolio manager.
WHAT FACTORS INFLUENCED PERFORMANCE
The US stock market delivered another impressive performance in 2024, gaining 25.0% and achieving back-to-back annual returns above +25% for the first time since 1997-1998. Despite two pullbacks of at least 5%, the market reached 57 new all-time highs throughout the year, driven by both earnings growth and multiple expansion.
The Fund benefited significantly from its overweight exposure to Consumer Discretionary, which led performance contributions, followed by Financials. Cyclical value names gained substantial momentum in the fourth quarter as recession concerns faded and optimism about renewed demand from deregulation strengthened. As macroeconomic concerns faded, these companies began to reflect the inherent value warranted by their strong fundamentals.
The Fund’s flexible approach enabled participation in two PIPE transactions (private investment in publicly traded entity) during the year, securing strategic exposure to a long-term compounder and early-stage biotech at attractive valuations.   The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage.   Excluding this interest expense, the adjusted expense ratio totaled 1.97%.
Additionally, structures were established to allow invest in bitcoin ETFs during the year, enabling exposure to a differentiated, long-term asset that is early in its adoption curve. While volatility remains inherent, increased institutional acceptance suggests Bitcoin has considerable long-term potential while offering valuable portfolio diversification.
POSITIONING

Top Contributors
↑	Nvidia Corp - NVDA has established itself as the foundational building block of the AI revolution, delivering critical infrastructure that powers advancements across multiple industries.
↑
United Airlines Holdings, Inc. - UAL stands as a leading airline that has successfully captured the majority of industry profits alongside Delta Air Lines, demonstrating superior operational efficiency and strategic market positioning.

↑
QXO, Inc. - QXO, under Brad Jacobs’ leadership, has positioned itself at the forefront of disruption in the building materials space, implementing innovative approaches that challenge traditional industry practices.

Patient Opportunity Trust	PAGE 1	TSR-AR-00777X645

Top Detractors
↓
Kosmos Energy Ltd. - KOS, an early-stage exploration and production company, is approaching a significant cash generation inflection point that promises to transform its financial profile and growth trajectory.

↓
CVS Health Corp - CVS continues to solidify its position in the healthcare space while actively addressing near-term Medicare Advantage challenges, demonstrating its commitment to evolving its business model for long-term sustainability.

↓
Biogen Inc. - BIIB remains a high-quality pharmaceutical company that is navigating through near-term patent expirations while simultaneously growing its promising Alzheimer’s business, balancing current challenges with future opportunities.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	25.40	7.73	7.87
Class C (with sales charge)	24.40	7.73	7.87
S&P 500 TR	25.02	14.53	13.10
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,583,218,728
Number of Holdings	37
Net Advisory Fee	$11,166,812
Portfolio Turnover	31%
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Patient Opportunity Trust	PAGE 2	TSR-AR-00777X645

WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2024)

Top Sectors	(%)
Consumer Discretionary	31.2%
Financials	17.3%
Communication Services	14.2%
Health Care	14.1%
Energy	12.2%
Information Technology	10.4%
Industrials	6.0%
Cash & Other	-5.4%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
QXO, Inc.	6.0%
Alphabet Inc.	5.7%
Citigroup Inc.	5.3%
Energy Transfer LP	4.9%
Meta Platforms Inc.	4.3%
NVIDIA Corp.	4.2%
General Motors Co.	4.0%
Expedia Group Inc.	3.8%
Royalty Pharma PLC	3.5%
Other Material Fund Changes:
The Fund established a wholloy-own Cayman Islands subisdiary for the purposes of investing up to 25% of its assets in exchange-traded products and which invest primarily in cryptocurrencies.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 3	TSR-AR-00777X645

Patient Opportunity Trust
Class FI | LMOFX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class FI	$206	1.82%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2024, the Patient Opportunity Trust (Class FI) ended the year up 26.27%, 125bps ahead of the S&P 500 Index’s 25.02%. This was the Fund’s second consecutive calendar year of outperformance over the S&P 500, coinciding with the first two years of Samantha McLemore’s tenure as sole portfolio manager.
WHAT FACTORS INFLUENCED PERFORMANCE
The US stock market delivered another impressive performance in 2024, gaining 25.0% and achieving back-to-back annual returns above +25% for the first time since 1997-1998. Despite two pullbacks of at least 5%, the market reached 57 new all-time highs throughout the year, driven by both earnings growth and multiple expansion.
The Fund benefited significantly from its overweight exposure to Consumer Discretionary, which led performance contributions, followed by Financials. Cyclical value names gained substantial momentum in the fourth quarter as recession concerns faded and optimism about renewed demand from deregulation strengthened. As macroeconomic concerns faded, these companies began to reflect the inherent value warranted by their strong fundamentals.
The Fund’s flexible approach enabled participation in two PIPE transactions (private investment in publicly traded entity) during the year, securing strategic exposure to a long-term compounder and early-stage biotech at attractive valuations.   The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage.   Excluding this interest expense, the adjusted expense ratio totaled 1.27%.
Additionally, structures were established to allow invest in bitcoin ETFs during the year, enabling exposure to a differentiated, long-term asset that is early in its adoption curve. While volatility remains inherent, increased institutional acceptance suggests Bitcoin has considerable long-term potential while offering valuable portfolio diversification.
POSITIONING

Top Contributors
↑	Nvidia Corp - NVDA has established itself as the foundational building block of the AI revolution, delivering critical infrastructure that powers advancements across multiple industries.
↑
United Airlines Holdings, Inc. - UAL stands as a leading airline that has successfully captured the majority of industry profits alongside Delta Air Lines, demonstrating superior operational efficiency and strategic market positioning.

↑
QXO, Inc. - QXO, under Brad Jacobs’ leadership, has positioned itself at the forefront of disruption in the building materials space, implementing innovative approaches that challenge traditional industry practices.

Patient Opportunity Trust	PAGE 1	TSR-AR-00777X637

Top Detractors
↓
Kosmos Energy Ltd. - KOS, an early-stage exploration and production company, is approaching a significant cash generation inflection point that promises to transform its financial profile and growth trajectory.

↓
CVS Health Corp - CVS continues to solidify its position in the healthcare space while actively addressing near-term Medicare Advantage challenges, demonstrating its commitment to evolving its business model for long-term sustainability.

↓
Biogen Inc. - BIIB remains a high-quality pharmaceutical company that is navigating through near-term patent expirations while simultaneously growing its promising Alzheimer’s business, balancing current challenges with future opportunities.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class FI (without sales charge)	26.27	8.48	8.62
S&P 500 TR	25.02	14.53	13.10
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,583,218,728
Number of Holdings	37
Net Advisory Fee	$11,166,812
Portfolio Turnover	31%
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Patient Opportunity Trust	PAGE 2	TSR-AR-00777X637

WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2024)

Top Sectors	(%)
Consumer Discretionary	31.2%
Financials	17.3%
Communication Services	14.2%
Health Care	14.1%
Energy	12.2%
Information Technology	10.4%
Industrials	6.0%
Cash & Other	-5.4%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
QXO, Inc.	6.0%
Alphabet Inc.	5.7%
Citigroup Inc.	5.3%
Energy Transfer LP	4.9%
Meta Platforms Inc.	4.3%
NVIDIA Corp.	4.2%
General Motors Co.	4.0%
Expedia Group Inc.	3.8%
Royalty Pharma PLC	3.5%
Other Material Fund Changes:
The Fund established a wholloy-own Cayman Islands subisdiary for the purposes of investing up to 25% of its assets in exchange-traded products and which invest primarily in cryptocurrencies.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 3	TSR-AR-00777X637

Patient Opportunity Trust
Class I | LMNOX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$168	1.48%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2024, the Patient Opportunity Trust (Class I) ended the year up 26.71%, 169bps ahead of the S&P 500 Index’s 25.02%. This was the Fund’s second consecutive calendar year of outperformance over the S&P 500, coinciding with the first two years of Samantha McLemore’s tenure as sole portfolio manager.
WHAT FACTORS INFLUENCED PERFORMANCE
The US stock market delivered another impressive performance in 2024, gaining 25.0% and achieving back-to-back annual returns above +25% for the first time since 1997-1998. Despite two pullbacks of at least 5%, the market reached 57 new all-time highs throughout the year, driven by both earnings growth and multiple expansion.
The Fund benefited significantly from its overweight exposure to Consumer Discretionary, which led performance contributions, followed by Financials. Cyclical value names gained substantial momentum in the fourth quarter as recession concerns faded and optimism about renewed demand from deregulation strengthened. As macroeconomic concerns faded, these companies began to reflect the inherent value warranted by their strong fundamentals.
The Fund’s flexible approach enabled participation in two PIPE transactions (private investment in publicly traded entity) during the year, securing strategic exposure to a long-term compounder and early-stage biotech at attractive valuations.   The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage.   Excluding this interest expense, the adjusted expense ratio totaled 0.93%.
Additionally, structures were established to allow invest in bitcoin ETFs during the year, enabling exposure to a differentiated, long-term asset that is early in its adoption curve. While volatility remains inherent, increased institutional acceptance suggests Bitcoin has considerable long-term potential while offering valuable portfolio diversification.
POSITIONING

Top Contributors
↑	Nvidia Corp - NVDA has established itself as the foundational building block of the AI revolution, delivering critical infrastructure that powers advancements across multiple industries.
↑
United Airlines Holdings, Inc. - UAL stands as a leading airline that has successfully captured the majority of industry profits alongside Delta Air Lines, demonstrating superior operational efficiency and strategic market positioning.

↑
QXO, Inc. - QXO, under Brad Jacobs’ leadership, has positioned itself at the forefront of disruption in the building materials space, implementing innovative approaches that challenge traditional industry practices.

Patient Opportunity Trust	PAGE 1	TSR-AR-00777X611

Top Detractors
↓
Kosmos Energy Ltd. - KOS, an early-stage exploration and production company, is approaching a significant cash generation inflection point that promises to transform its financial profile and growth trajectory.

↓
CVS Health Corp - CVS continues to solidify its position in the healthcare space while actively addressing near-term Medicare Advantage challenges, demonstrating its commitment to evolving its business model for long-term sustainability.

↓
Biogen Inc. - BIIB remains a high-quality pharmaceutical company that is navigating through near-term patent expirations while simultaneously growing its promising Alzheimer’s business, balancing current challenges with future opportunities.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	26.71	8.84	8.97
S&P 500 TR	25.02	14.53	13.10
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,583,218,728
Number of Holdings	37
Net Advisory Fee	$11,166,812
Portfolio Turnover	31%
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Patient Opportunity Trust	PAGE 2	TSR-AR-00777X611

WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2024)

Top Sectors	(%)
Consumer Discretionary	31.2%
Financials	17.3%
Communication Services	14.2%
Health Care	14.1%
Energy	12.2%
Information Technology	10.4%
Industrials	6.0%
Cash & Other	-5.4%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
QXO, Inc.	6.0%
Alphabet Inc.	5.7%
Citigroup Inc.	5.3%
Energy Transfer LP	4.9%
Meta Platforms Inc.	4.3%
NVIDIA Corp.	4.2%
General Motors Co.	4.0%
Expedia Group Inc.	3.8%
Royalty Pharma PLC	3.5%
Other Material Fund Changes:
The Fund established a wholloy-own Cayman Islands subisdiary for the purposes of investing up to 25% of its assets in exchange-traded products and which invest primarily in cryptocurrencies.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 3	TSR-AR-00777X611

Patient Opportunity Trust
Class IS | MVISX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IS	$161	1.42%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2024, the Patient Opportunity Trust (Class IS) ended the year up 26.77%, 175bps ahead of the S&P 500 Index’s 25.02%. This was the Fund’s second consecutive calendar year of outperformance over the S&P 500, coinciding with the first two years of Samantha McLemore’s tenure as sole portfolio manager.
WHAT FACTORS INFLUENCED PERFORMANCE
The US stock market delivered another impressive performance in 2024, gaining 25.0% and achieving back-to-back annual returns above +25% for the first time since 1997-1998. Despite two pullbacks of at least 5%, the market reached 57 new all-time highs throughout the year, driven by both earnings growth and multiple expansion.
The Fund benefited significantly from its overweight exposure to Consumer Discretionary, which led performance contributions, followed by Financials. Cyclical value names gained substantial momentum in the fourth quarter as recession concerns faded and optimism about renewed demand from deregulation strengthened. As macroeconomic concerns faded, these companies began to reflect the inherent value warranted by their strong fundamentals.
The Fund’s flexible approach enabled participation in two PIPE transactions (private investment in publicly traded entity) during the year, securing strategic exposure to a long-term compounder and early-stage biotech at attractive valuations.   The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage.   Excluding this interest expense, the adjusted expense ratio totaled 0.88%.
Additionally, structures were established to allow invest in bitcoin ETFs during the year, enabling exposure to a differentiated, long-term asset that is early in its adoption curve. While volatility remains inherent, increased institutional acceptance suggests Bitcoin has considerable long-term potential while offering valuable portfolio diversification.
POSITIONING

Top Contributors
↑	Nvidia Corp - NVDA has established itself as the foundational building block of the AI revolution, delivering critical infrastructure that powers advancements across multiple industries.
↑
United Airlines Holdings, Inc. - UAL stands as a leading airline that has successfully captured the majority of industry profits alongside Delta Air Lines, demonstrating superior operational efficiency and strategic market positioning.

↑
QXO, Inc. - QXO, under Brad Jacobs’ leadership, has positioned itself at the forefront of disruption in the building materials space, implementing innovative approaches that challenge traditional industry practices.

Patient Opportunity Trust	PAGE 1	TSR-AR-00777X595

Top Detractors
↓
Kosmos Energy Ltd. - KOS, an early-stage exploration and production company, is approaching a significant cash generation inflection point that promises to transform its financial profile and growth trajectory.

↓
CVS Health Corp - CVS continues to solidify its position in the healthcare space while actively addressing near-term Medicare Advantage challenges, demonstrating its commitment to evolving its business model for long-term sustainability.

↓
Biogen Inc. - BIIB remains a high-quality pharmaceutical company that is navigating through near-term patent expirations while simultaneously growing its promising Alzheimer’s business, balancing current challenges with future opportunities.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/22/2018)
Class IS (without sales charge)	26.77	8.91	6.65
S&P 500 TR	25.02	14.53	13.88
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,583,218,728
Number of Holdings	37
Net Advisory Fee	$11,166,812
Portfolio Turnover	31%
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Patient Opportunity Trust	PAGE 2	TSR-AR-00777X595

WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2024)

Top Sectors	(%)
Consumer Discretionary	31.2%
Financials	17.3%
Communication Services	14.2%
Health Care	14.1%
Energy	12.2%
Information Technology	10.4%
Industrials	6.0%
Cash & Other	-5.4%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
QXO, Inc.	6.0%
Alphabet Inc.	5.7%
Citigroup Inc.	5.3%
Energy Transfer LP	4.9%
Meta Platforms Inc.	4.3%
NVIDIA Corp.	4.2%
General Motors Co.	4.0%
Expedia Group Inc.	3.8%
Royalty Pharma PLC	3.5%
Other Material Fund Changes:
The Fund established a wholloy-own Cayman Islands subisdiary for the purposes of investing up to 25% of its assets in exchange-traded products and which invest primarily in cryptocurrencies.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 3	TSR-AR-00777X595

Patient Opportunity Trust
Class R | LMORX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$227	2.01%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2024, the Patient Opportunity Trust (Class R) ended the year up 26.01%, 99bps ahead of the S&P 500 Index’s 25.02%. This was the Fund’s second consecutive calendar year of outperformance over the S&P 500, coinciding with the first two years of Samantha McLemore’s tenure as sole portfolio manager.
WHAT FACTORS INFLUENCED PERFORMANCE
The US stock market delivered another impressive performance in 2024, gaining 25.0% and achieving back-to-back annual returns above +25% for the first time since 1997-1998. Despite two pullbacks of at least 5%, the market reached 57 new all-time highs throughout the year, driven by both earnings growth and multiple expansion.
The Fund benefited significantly from its overweight exposure to Consumer Discretionary, which led performance contributions, followed by Financials. Cyclical value names gained substantial momentum in the fourth quarter as recession concerns faded and optimism about renewed demand from deregulation strengthened. As macroeconomic concerns faded, these companies began to reflect the inherent value warranted by their strong fundamentals.
The Fund’s flexible approach enabled participation in two PIPE transactions (private investment in publicly traded entity) during the year, securing strategic exposure to a long-term compounder and early-stage biotech at attractive valuations.   The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage.   Excluding this interest expense, the adjusted expense ratio totaled 1.46%.
Additionally, structures were established to allow invest in bitcoin ETFs during the year, enabling exposure to a differentiated, long-term asset that is early in its adoption curve. While volatility remains inherent, increased institutional acceptance suggests Bitcoin has considerable long-term potential while offering valuable portfolio diversification.
POSITIONING

Top Contributors
↑	Nvidia Corp - NVDA has established itself as the foundational building block of the AI revolution, delivering critical infrastructure that powers advancements across multiple industries.
↑
United Airlines Holdings, Inc. - UAL stands as a leading airline that has successfully captured the majority of industry profits alongside Delta Air Lines, demonstrating superior operational efficiency and strategic market positioning.

↑
QXO, Inc. - QXO, under Brad Jacobs’ leadership, has positioned itself at the forefront of disruption in the building materials space, implementing innovative approaches that challenge traditional industry practices.

Patient Opportunity Trust	PAGE 1	TSR-AR-00777X629

Top Detractors
↓
Kosmos Energy Ltd. - KOS, an early-stage exploration and production company, is approaching a significant cash generation inflection point that promises to transform its financial profile and growth trajectory.

↓
CVS Health Corp - CVS continues to solidify its position in the healthcare space while actively addressing near-term Medicare Advantage challenges, demonstrating its commitment to evolving its business model for long-term sustainability.

↓
Biogen Inc. - BIIB remains a high-quality pharmaceutical company that is navigating through near-term patent expirations while simultaneously growing its promising Alzheimer’s business, balancing current challenges with future opportunities.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R (without sales charge)	26.01	8.28	8.38
S&P 500 TR	25.02	14.53	13.10
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,583,218,728
Number of Holdings	37
Net Advisory Fee	$11,166,812
Portfolio Turnover	31%
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Patient Opportunity Trust	PAGE 2	TSR-AR-00777X629

WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2024)

Top Sectors	(%)
Consumer Discretionary	31.2%
Financials	17.3%
Communication Services	14.2%
Health Care	14.1%
Energy	12.2%
Information Technology	10.4%
Industrials	6.0%
Cash & Other	-5.4%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
QXO, Inc.	6.0%
Alphabet Inc.	5.7%
Citigroup Inc.	5.3%
Energy Transfer LP	4.9%
Meta Platforms Inc.	4.3%
NVIDIA Corp.	4.2%
General Motors Co.	4.0%
Expedia Group Inc.	3.8%
Royalty Pharma PLC	3.5%
Other Material Fund Changes:
The Fund established a wholloy-own Cayman Islands subisdiary for the purposes of investing up to 25% of its assets in exchange-traded products and which invest primarily in cryptocurrencies.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 3	TSR-AR-00777X629

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)	File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian S. Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Patient Opportunity Trust
	Cohen & Company, Ltd.
	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$22,200	$21,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	3,100	3,100
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Patient Opportunity Trust
	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, all of the hours were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

	Patient Opportunity Trust
Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	3,100	3,100
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Patient Opportunity Trust
Consolidated Annual Financial Statements
December 31, 2024

Patient Opportunity Trust
Consolidated Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 106.4%
Communication Services - 14.2%
Interactive Media & Services - 13.4%
Alphabet Inc. - Class A(d)	475,000	$89,917,500
IAC, Inc.(a)(d)	1,300,000	56,082,000
Meta Platforms Inc. - Class A(d)	115,000	67,333,650
		213,333,150
Media - 0.8%
S4 Capital Plc(a)	30,000,000	12,318,632
Total Communication Services		225,651,782
Consumer Discretionary - 37.3%(b)
Automobiles - 4.1%
General Motors Co.(d)	1,200,000	63,924,000
Broadline Retail - 9.7%
Alibaba Group Holding Ltd. - ADR	550,000	46,634,500
Amazon.com Inc.(a)(d)	485,000	106,404,150
		153,038,650
Hotels, Restaurants & Leisure - 9.4%
Dave & Buster’s Entertainment, Inc.(a)	1,368,648	39,950,835
Expedia Group Inc.(a)(d)	325,000	60,557,250
Norwegian Cruise Line Holdings Ltd.(a)	1,900,000	48,887,000
		149,395,085
Leisure Products - 3.8%
Mattel Inc.(a)	2,000,000	35,460,000
Peloton Interactive Inc. - Class A(a)	2,900,000	25,230,000
		60,690,000
Software - 6.1%
QXO, Inc.	6,000,000	95,400,000
Textiles, Apparel & Luxury Goods - 4.2%
Canada Goose Holdings Inc.(a)(e)	2,900,000	29,087,000
Crocs, Inc.(a)	350,000	38,335,500
		67,422,500
Total Consumer Discretionary		589,870,235
Energy- 12.2%
Energy Equipment & Services - 3.2%
Seadrill Ltd.(a)	1,300,000	50,609,000
Oil, Gas & Consumable Fuels - 9.0%
Energy Transfer LP(d)	4,000,000	78,360,000
Expand Energy Corp.	185,000	18,416,750
Kosmos Energy Ltd.(a)	13,500,000	46,170,000
		142,946,750
Total Energy		193,555,750

	Shares	Value
Financials- 18.3%
Banks - 5.3%
Citigroup Inc.(d)	1,200,000	$84,468,000
Capital Markets - 5.6%
Coinbase Global Inc. - Class A(a)	160,000	39,728,000
UBS Group AG(d)	1,600,000	48,512,000
		88,240,000
Consumer Finance - 6.4%
OneMain Holdings Inc.(d)	975,000	50,826,750
SoFi Technologies Inc.(a)	3,300,000	50,820,000
		101,646,750
Cryptocurrency - 1.0%
Fidelity Wise Origin Bitcoin Fund(a)(g)	200,000	16,316,000
Total Financials		290,670,750
Health Care- 14.1%
Biotechnology - 4.2%
Biogen, Inc.(a)(d)	325,000	49,699,000
Precigen Inc.(a)(e)	14,400,000	16,128,000
		65,827,000
Health Care Providers & Services - 2.9%
CVS Health Corp.	1,000,000	44,890,000
Life Sciences Tools & Services - 2.7%
Illumina, Inc.(a)	325,000	43,429,750
Pharmaceuticals - 4.3%
Green Thumb Industries Inc.(a)	1,400,000	11,438,000
Royalty Pharma PLC - Class A	2,200,000	56,122,000
		67,560,000
Total Health Care		221,706,750
Industrials- 6.0%
Passenger Airlines - 6.0%
Delta Air Lines Inc.(d)	700,000	42,350,000
United Airlines Holdings Inc.(a)	550,000	53,405,000
		95,755,000
Total Industrials		95,755,000
Information Technology - 4.3%
Semiconductors & Semiconductor Equipment - 4.3%
NVIDIA Corp.	500,000	67,145,000
Total Information Technology		67,145,000
TOTAL COMMON STOCKS (Cost $1,291,471,919)		1,684,355,267

The accompanying notes are an integral part of these financial statements.

1

Patient Opportunity Trust
Consolidated Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
PREFERRED STOCKS - 0.9%
Precigen 8% Convertible Perpetual Preferred Stock(c)(e)(h)(f)	20,400	$14,305,704
TOTAL PREFERRED STOCKS (Cost $11,377,275)		14,305,704
	Contracts
WARRANTS - 0.8%
Precigen Warrant Restricted, Expires 12/30/2034, Exercise Price $0.75(a)(c)(e)(f)	13,600,000	12,920,000
TOTAL WARRANTS (Cost $9,022,725)		12,920,000
	Face Amount
PRIVATE INVESTMENTS - 0.1%
Pangaea One, LP(a)(c)(e)(f)		1,664,507
TOTAL PRIVATE INVESTMENTS (Cost $27,415,330)		1,664,507
TOTAL INVESTMENTS - 108.2% (Cost $1,339,287,249)		$1,713,245,478
Liabilities in Excess of Other Assets - (8.2)%		(130,026,750)
TOTAL NET ASSETS - 100.0%		$1,583,218,728

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
LP - Limited Partnership
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $28,890,211 or 1.8% of net assets as of December 31, 2024.

(d)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At December 31, 2024, the total cost of investments in Affiliated Companies was $117,925,387 and the market value was $74,105,211.

(f)	Security considered restricted. The total market value of these securities was $28,890,211 which represented 1.8% of net assets as of December 31, 2024 (Note 9).
(g)	Position held in Cayman Subsidiary.
(h)	Paid in kind.
The accompanying notes are an integral part of these financial statements.

2

Patient Opportunity Trust
Consolidated Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost $1,221,361,862)	$1,639,140,267
Investments in affiliated securities, at value (Cost $117,925,387)	74,105,211
Cash	7,701,175
Receivable for Fund shares sold	409,294
Dividends and interest receivable	205,500
Prepaid expenses	46,989
Total Assets	1,721,608,436
Liabilities:
Line of credit payable (Note 6)	135,000,000
Payable for Fund shares repurchased	1,006,408
Interest payable	471,594
Investment management fee payable	952,790
Distribution and service fees payable	456,764
Accrued other expenses	502,152
Total Liabilities	138,389,708
Total Net Assets	$1,583,218,728
Net Assets:
Paid-in capital	1,306,551,521
Total distributable earnings	276,667,207
Total Net Assets	$1,583,218,728
Net Assets:
Class A	$753,060,865
Class C	$66,993,394
Class FI	$8,351,194
Class I	$750,331,162
Class IS	$996,978
Class R	$3,485,135
Shares Outstanding:
Class A	19,760,035
Class C	1,983,819
Class FI	211,838
Class I	17,702,788
Class IS	23,474
Class R	92,602
Net Asset Value:
Class A (and redemption price)	$38.11
Class C (redemption price* and offering price per share)	$33.77
Class FI (redemption price and offering price per share)	$39.42
Class I (redemption price and offering price per share)	$42.38
Class IS (redemption price and offering price per share)	$42.47
Class R (redemption price and offering price per share)	$37.64
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$40.44

*	Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase (See Note 3).
The accompanying notes are an integral part of these financial statements.

3

Patient Opportunity Trust
Consolidated Statement of Operations
For the Year Ended December 31, 2024

Investment Income:
Dividends from unaffiliated investments (Net of foreign tax of $84,000)	$16,420,784
Interest	53,861
Total Investment Income	16,474,645
Expenses:
Investment management fee (Note 3)	11,166,812
Interest expense (Note 6)	8,012,167
Distribution fees (Note 5)	2,438,165
Shareholder servicing fee (Note 5)	1,058,718
Administration and fund accounting fees (Note 3)	989,253
Transfer agent expenses (Note 3)	326,375
Registration fees	151,734
Shareholder reports	112,800
Custody fees (Note 3)	107,448
Legal fees	120,726
Insurance	26,530
Audit and tax fees	25,294
Compliance fees (Note 3)	19,446
Trustees’ fees (Note 3)	18,154
Miscellaneous expenses	9,361
Total Expenses	24,582,983
Less: expenses waived and reimbursed by the advisor (Note 3)	(426,966)
Net Expenses	24,156,017
Net Investment loss	(7,681,372)
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net Realized Gain From:
Investments in unaffiliated securities	152,526,743
Investments in affiliated securities	(1,277,918)
Net Realized Gain	151,248,825
Net Change in Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	221,490,384
Investments in affiliated securities	(21,369,185)
Net Change in Unrealized Appreciation (Depreciation)	200,121,199
Net Gain on Investments	351,370,024
Increase in Net Assets from Operations	$343,688,652

The accompanying notes are an integral part of these financial statements.

4

Patient Opportunity Trust
Statements of Changes in Net Assets

	For the Years Ended December 31,
	2024 Consolidated	2023
Operations:
Net investment loss	$(7,681,372)	$(6,541,020)
Net realized gain	151,248,825	29,229,884
Change in unrealized appreciation (depreciation)	200,121,199	390,819,409
Increase in net assets from operations	343,688,652	413,508,273
Distributions to shareholders from (Note 10):
Decrease in net assets from distributions to shareholders	(2,078,433)	—
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	77,011,017	1,283,005,869
Reinvestment of distributions	2,000,292	—
Cost of shares repurchased	(217,491,876)	(1,447,637,990)
Decrease in net assets from fund share transactions	(138,480,567)	(164,632,121)
Increase in net assets	203,129,652	248,876,152
Net Assets:
Beginning of year	1,380,089,076	1,131,212,924
End of year	$1,583,218,728	$1,380,089,076

The accompanying notes are an integral part of these financial statements.

5

Patient Opportunity Trust
CONSOLIDATED Statement of cash flows
For the Year Ended December 31, 2024

Cash Flow from Operating Activities
Net increase in net assets from operations	$343,688,652
Adjustments to reconcile increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investment in unaffiliated securities	(469,395,653)
Purchases of investment in affiliated securities	(25,046,525)
Sales of investments in unaffiliated securities	687,273,580
Sales of investments in affiliated securities	3,694,293
Accretion of discount	(57,439)
Decrease in receivable for securities sold	14,343,361
Decrease in receivable for fund shares sold	138,673
Decrease in dividends and interest receivable	508,528
Decrease in prepaid expenses	41,146
Increase in payable for securities purchased	(7,685,904)
Increase in payable for fund shares repurchased	(422,966)
Decrease in investment management fee payable	162,000
Decrease in distribution and service fees payable	70,800
Increase in accrued other expenses	(65,682)
Net realized gain on unaffiliated investments	(152,526,743)
Net realized loss on affiliated investments	1,277,918
Net change in unrealized appreciation on unafiliated investments	(221,490,384)
Net change in unrealized depreciation on afiliated investments	21,369,185
Net cash provided by operating activities	195,876,840
Cash Flow from Financing Activities
Cash Distribution	(78,141)
Decrease in loan payable	(48,000,000)
Decrease in interest payable	(452,369)
Proceeds from shares sold	77,011,017
Payment on shares redeemed	(217,491,876)
Net cash used for financing activities	(189,011,369)
Net Increase in cash	6,865,471
Cash at beginning of year	835,704
Cash at end of year	$7,701,175
Supplemental Disclosure of Cash Flow Information
Interest Paid	$8,012,167
Non-cash financing activities not included herein consist of reinvestment of distributions of:	$2,000,292

The accompanying notes are an integral part of these financial statements.

6

Patient Opportunity Trust
Financial highlights
Class A Shares
For a Capital share outstanding throughout each year presented:

	For the Year Ended December 31,
	2024 Consolidated	2023	2022	2021	2020
Net asset value, beginning of year	$30.18	$21.67	$38.25	$39.99	$28.85
Income (loss) from operations:
Net investment loss[1]	(0.21)	(0.15)	(0.17)	(0.07)	(0.01)
Net realized and unrealized gain (loss)	8.16	8.66	(13.53)	(1.22)	11.15
Total income (loss) from operations	7.95	8.51	(13.70)	(1.29)	11.14
Less distributions from:
Net investment income	(0.02)	—	(0.06)	—	—
Net realized gain	—	—	(2.82)	(0.45)	—
Total distributions	(0.02)	—	(2.88)	(0.45)	—
Net asset value, end of year	$38.11	$30.18	$21.67	$38.25	$39.99
Total return[2]	26.34%	39.27%	−36.09%	−3.24%	38.61%
Net assets, end of year (000s)	$753,061	$650,429	$512,731	$874,473	$941,942
Ratios to average net assets:
Gross expenses[3]	1.76%	2.12%	1.53%	1.21%	1.28%
Net expenses[3,4]	1.74	2.11	1.52	1.21	1.28
Net investment loss	(0.61)	(0.60)	(0.59)	(0.17)	(0.04)
Portfolio turnover rate	31%	35%	40%	55%	64%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
Effective April 30, 2020, the Advisor agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through April 30, 2025, so that such annual operating expenses will not exceed 0.88%. Prior to April 30, 2020, the limit was 1.20% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). Interest expenses were 0.55%, 0.92%, 0.33%, 0.05% and 0.10% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively. Excluding interest, the net expense ratios were 1.19%, 1.19%, 1.19%, 1.16%, and 1.18% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively (See Note 3).

The accompanying notes are an integral part of these financial statements.

7

Patient Opportunity Trust
Financial highlights
Class C Shares
For a Capital share outstanding throughout each year presented:

	For the Year Ended December 31,
	2024 Consolidated	2023	2022	2021	2020
Net asset value, beginning of year	$26.93	$19.50	$35.02	$36.92	$26.84
Income (loss) from operations:
Net investment loss[1]	(0.41)	(0.31)	(0.37)	(0.37)	(0.23)
Net realized and unrealized gain (loss)	7.25	7.74	(12.33)	(1.08)	10.31
Total income (loss) from operations	6.84	7.43	(12.70)	(1.45)	10.08
Less distributions from:
Net realized gain	—	—	(2.82)	(0.45)	—
Total distributions	—	—	(2.82)	(0.45)	—
Net asset value, end of year	$33.77	$26.93	$19.50	$35.02	$36.92
Total return[2]	25.40%	38.10%	−36.57%	−3.95%	37.56%
Net assets, end of year (000s)	$66,994	$71,345	$71,844	$152,662	$204,214
Ratios to average net assets:
Gross expenses[3]	2.53%	2.88%	2.26%	1.95%	2.03%
Net expenses[3,4]	2.52	2.87	2.26	1.95	2.03
Net investment loss	(1.38)	(1.37)	(1.35)	(0.89)	(0.88)
Portfolio turnover rate	31%	35%	40%	55%	64%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
Effective April 30, 2020, the Advisor agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through April 30, 2025, so that such annual operating expenses will not exceed 0.88%. Prior to April 30, 2020, the limit was 1.97% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). Interest expenses were 0.55%, 0.92%, 0.33%, 0.05% and 0.10% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively. Excluding interest, the net expense ratios were 1.97%, 1.95%, 1.93%, 1.90% and 1.93% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively (See Note 3).

The accompanying notes are an integral part of these financial statements.

8

Patient Opportunity Trust
Financial highlights
Class FI Shares
For a Capital share outstanding throughout each year presented:

	For the Year Ended December 31,
	2024 Consolidated	2023	2022	2021	2020
Net asset value, beginning of year	$31.22	$22.43	$39.38	$41.19	$29.74
Income (loss) from operations:
Net investment loss[1]	(0.24)	(0.17)	(0.21)	(0.11)	(0.05)
Net realized and unrealized gain (loss)	8.44	8.96	(13.92)	(1.25)	11.50
Total income (loss) from operations	8.20	8.79	(14.13)	(1.36)	11.45
Less distributions from:
Net realized gain	—	—	(2.82)	(0.45)	—
Total distributions	—	—	(2.82)	(0.45)	—
Net asset value, end of year	$39.42	$31.22	$22.43	$39.38	$41.19
Total return[2]	26.27%	39.19%	−36.15%	−3.32%	38.50%
Net assets, end of year (000s)	$8,351	$7,967	$7,033	$14,291	$14,458
Ratios to average net assets:
Gross expenses[3]	1.83%	2.17%	1.60%	1.29%	1.35%
Net expenses[3,4]	1.82	2.16	1.60	1.29	1.35
Net investment loss	(0.69)	(0.65)	(0.67)	(0.24)	(0.19)
Portfolio turnover rate	31%	35%	40%	55%	64%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
Effective April 30, 2020, the Advisor agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through April 30, 2025, so that such annual operating expenses will not exceed 0.88%. Prior to April 30, 2020, the limit was 1.26% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). Interest expenses were 0.55%, 0.92%, 0.33%, 0.05% and 0.10% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively. Excluding interest, the net expense ratios were 1.27%, 1.24%, 1.27%, 1.24%, and 1.25% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively (See Note 3).

The accompanying notes are an integral part of these financial statements.

9

Patient Opportunity Trust
Financial highlights
Class I Shares
For a Capital share outstanding throughout each year presented:

	For the Year Ended December 31,
	2024 Consolidated	2023	2022	2021	2020
Net asset value, beginning of year	$33.53	$24.02	$41.95	$43.73	$31.48
Income (loss) from operations:
Net investment income (loss)[1]	(0.13)	(0.10)	(0.11)	0.02	0.07
Net realized and unrealized gain (loss)	9.07	9.61	(14.85)	(1.33)	12.18
Total income (loss) from operations	8.94	9.51	(14.96)	(1.31)	12.25
Less distributions from:
Net investment income	(0.09)	—	(0.15)	(0.02)	—
Net realized gain	—	—	(2.82)	(0.45)	—
Total distributions:	(0.09)	—	(2.97)	(0.47)	—
Net asset value, end of year	$42.38	$33.53	$24.02	$41.95	$43.73
Total return[2]	26.71%	39.59%	−35.92%	−3.01%	38.91%
Net assets, end of year (000s)	$750,331	$646,120	$535,204	$1,135,832	$1,077,438
Ratios to average net assets:
Gross expenses[3]	1.52%	1.88%	1.27%	0.98%	1.04%
Net expenses[3,4]	1.48	1.85	1.25	0.98	1.03
Net investment income (loss)	(0.35)	(0.34)	(0.33)	0.05	0.23
Portfolio turnover rate	31%	35%	40%	55%	64%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
Effective April 30, 2020, the Advisor agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through April 30, 2025, so that such annual operating expenses will not exceed 0.88%. Separately, the Advisor has agreed to waive fees and/or reimburse operating expenses such that the previously described annual operating expenses, plus intermediary servicing fees and other class-specific expenses, will not exceed 0.93% for Class I. Interest expenses were 0.55%, 0.92%, 0.33%, 0.05% and 0.10% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively. Excluding interest, the net expense ratios were 0.93%, 0.93%, 0.92%, 0.93% and 0.93% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020 (See Note 3).

The accompanying notes are an integral part of these financial statements.

10

Patient Opportunity Trust
Financial highlights
Class IS Shares
For a Capital share outstanding throughout each year presented:

	For the Year Ended December 31,
	2024 Consolidated	2023	2022	2021	2020
Net asset value, beginning of year	$33.59	$24.04	$42.05	$43.82	$31.52
Income (loss) from operations:
Net investment income (loss)[1]	(0.13)	(0.10)	(0.07)	0.07	0.08
Net realized and unrealized gain (loss)	9.12	9.65	(14.92)	(1.35)	12.22
Total gain (loss) from operations	8.99	9.55	(14.99)	(1.28)	12.30
Less distributions from:
Net investment income	(0.11)	—	(0.20)	(0.04)	—
Net realized gain	—	—	(2.82)	(0.45)	—
Total distributions:	(0.11)	—	(3.02)	(0.49)	—
Net asset value, end of year	$42.47	$33.59	$24.04	$42.05	$43.82
Total return[2]	26.77%	39.73%	−35.90%	−2.93%	39.02%
Net assets, end of year (000s)	$997	$570	$1,146	$795	$734
Ratios to average net assets:
Gross expenses[3]	1.44%	1.78%	1.30%	0.90%	0.97%
Net expenses[3,4]	1.42	1.77	1.29	0.90	0.96
Net investment income (loss)	(0.33)	(0.34)	(0.23)	0.14	0.25
Portfolio turnover rate	31%	35%	40%	55%	64%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
Effective April 30, 2020, the Advisor agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through April 30, 2025, so that such annual operating expenses will not exceed 0.88%. Prior to April 30, 2020, the limit was 0.83% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). Interest expenses were 0.54%, 0.89%, 0.33%, 0.05% and 0.10% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively. Excluding interest, the net expense ratios were 0.88%, 0.88%, 0.96%, 0.85% and 0.86% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively (see Note 3).

The accompanying notes are an integral part of these financial statements.

11

Patient Opportunity Trust
Financial highlights
Class R Shares
For a Capital share outstanding throughout each year presented:

	For the Year Ended December 31,
	2024 Consolidated	2023	2022	2021	2020
Net asset value, beginning of year	$29.87	$21.50	$37.99	$39.82	$28.81
Income (loss) from operations:
Net investment loss[1]	(0.28)	(0.22)	(0.27)	(0.20)	(0.09)
Net realized and unrealized gain (loss)	8.05	8.59	(13.40)	(1.18)	11.10
Total income (loss) from operations	7.77	8.37	(13.67)	(1.38)	11.01
Less distributions from:
Net realized gain	—	—	(2.82)	(0.45)	—
Total distributions	—	—	(2.82)	(0.45)	—
Net asset value, end of year	$37.64	$29.87	$21.50	$37.99	$39.82
Total return[2]	26.01%	38.93%	−36.27%	−3.48%	38.22%
Net assets, end of year (000s)	$3,485	$3,658	$3,254	$8,055	$8,195
Ratios to average net assets:
Gross expenses[3]	2.02%	2.38%	1.76%	1.47%	1.53%
Net expenses[3,4]	2.01	2.37	1.76	1.47	1.53
Net investment loss	(0.85)	(0.87)	(0.90)	(0.44)	(0.32)
Portfolio turnover rate	31%	35%	40%	55%	64%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
Effective April 30, 2020, the Advisor agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through April 30, 2025, so that such annual operating expenses will not exceed 0.88%. Prior to April 30, 2020, the limit was 1.55% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). Interest expenses were 0.55%, 0.92%, 0.33%, 0.05% and 0.10% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively. Excluding interest, the net expense ratios were 1.46%, 1.43%, 1.42%, and 1.43% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively (See Note 3).

The accompanying notes are an integral part of these financial statements.

12

Patient Opportunity Trust
Notes to Consolidated Financial Statements
December 31, 2024
Note 1 – Organization
Patient Opportunity Trust, formerly known as Miller Opportunity Trust and Opportunity Trust, (the “Fund”) is a separate diversified investment series of Advisor Managed Portfolios (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to provide long-term growth of capital.
The Fund is the successor to the Patient Opportunity Trust (the “Predecessor Fund”), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Fund for shares of the Predecessor Fund of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Fund does not exceed the management fee of the Predecessor Fund. The AMP Reorganization did not result in a material change to the Fund’s investment portfolio, and there are no material differences in accounting policies of the Fund and the Predecessor Fund.

•	The Fund adopted the performance history of the Predecessor Fund.
In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Patient Opportunity Cayman (the “Subsidiary”). The Subsidiary acts as an investment vehicle that enables the Fund to gain exposure to certain investments consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At December 31, 2024 the Fund’s investment in the Subsidiary represented 1% of the Fund’s net assets. The results from operations of the Subsidiary were as follows:

Net investment loss	$(67,856)
Net realized gain	—
Net change in unrealized appreciation (depreciation)	(357,296)
Net decrease in net assets resulting from Operations	$(425,152)

The consolidated financial statements of the Fund include the financial statements of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be indirectly investing in said investments. As such, references to the Fund may also include its Subsidiary. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Fund.
At December 31, 2024, the investment held in the Subsidiary was $16,316,000; there was $(357,296) of unrealized depreciation in the Subsidiary.
Note 2 – Significant accounting policies
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.
(A)
Investment valuation. The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-

13

Patient Opportunity Trust
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. These investments are categorized as Level 1 of the fair value hierarchy. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by The Board of Trustees of the Trust (the “Board” or the “Trustees”). Pricing services may use various valuation methodologies, including matrix and other analytical models as well as market transactions and dealer quotations. The Board has designated Patient Capital Management, LLC (the “Advisor”) as the valuation designee of the Fund. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices in active markets for identical investments. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Other inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Significant unobservable inputs, including the Advisor’s own assumptions in determining fair value of investments.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of December 31, 2024:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments*
Common Stocks	$1,684,355,267	$—	$—	$1,684,355,267
Preferred Stocks	—	—	14,305,704	14,305,704
Warrants	—	—	12,920,000	12,920,000
Private Investments	—	—	1,664,507	1,664,507
Total Investments	$1,684,355,267	$—	$28,890,211	$1,713,245,478

*	See Schedule of Investments for additional detailed categorizations.

14

Patient Opportunity Trust
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Preferred Stocks	Warrants	Private Investments
Balance at December 31, 2023	$—	$—	$1,647,803
Purchase	11,377,275	9,022,725	—
Realized gain	—	—	—
Sales/Partnership distributions	—	—	—
Change in unrealized appreciation	2,928,429	$3,897,275	16,704[1]
Balance at December 31, 2024	$14,305,704	$12,920,000	$1,664,507
Change in unrealized appreciation for Level 3 securities held at December 31, 2024	$2,928,429	$3,897,275	$16,704

[1]
This amount is included in the net change in unrealized appreciation (depreciation) in affiliates in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of Level 3 investments:

Investment Type	Value at December 31, 2024	Valuation Technique(s)	Unobservable Input(s)	Range Weighted Average	Impact to Valuation from an Increase in Input*
Preferred Stocks	$14,305,704	Jump Diffusion	Going Concern Probability	10%	Decrease
			Liquidity Discount	25%	Decrease
Warrants	$12,920,000	Black Scholes	Going Concern Probability	10%	Decrease
			Liquidity Discount	25%	Decrease
Limited Partnership Interest	$1,664,507	Discounted NAV of Limited Partnership Interest	Liquidity Discount	25%	Decrease

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

(B)
Purchased Options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(C)
Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Paid in kind dividends are received as additional shares having value equal to the specified dividend rate. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Withholding taxes on foreign dividends has been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. The cost of investments sold is determined by use of the specific identification method.

15

Patient Opportunity Trust
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
(D)
Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

(E)
Share Class Accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund based on the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(F)
Indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(G)
Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31,2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
The Fund was notified in 2017 of a tax lien filed by the Internal Revenue Service related to a previous holding. No liability for the lien has been recorded as it is currently under appeal. If the appeal is unsuccessful, the Fund has also received indemnification from previous management for any tax, penalties, or interest related to the matter.
The Fund holds interests in certain securities that are treated as partnerships for Federal income tax purposes. These entities may be subject to audit by the Internal Revenue Service or other applicable tax authorities. The Fund’s taxable income or tax liability for prior taxable years could be adjusted as a result of such an audit. The Fund may be required to pay a fund-level tax as a result of such an adjustment or may pay a “deficiency dividend” to its current shareholders in order to avoid a fund-level tax associated with the adjustment. The Fund could also be required to pay interest and penalties in connection with such an adjustment. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.
Note 3 – Investment management agreement and other related party transactions
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund.
The Predecessor Fund’s shareholders approved Patient Capital Management, LLC as the new investment advisor to the Predecessor Fund effective May 26, 2023. Prior to May 26, 2023, Miller Value Partners, LLC, served as the Predecessor Fund’s investment advisor (the “Previous Advisor”). The Fund’s portfolio managers are the same portfolio managers who served the Predecessor Fund as employees of Patient Capital Management, LLC, and prior to that, as employees of the Previous Advisor.

16

Patient Opportunity Trust
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100.0 million	1.000%
Next $1.4 billion	0.750
Over $1.5 billion	0.600

Prior to January 1, 2024, the Predecessor Fund paid an investment management fee in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100.0 million	1.000%
Next $2.5 billion	0.750
Next $2.5 billion	0.700
Next $2.5 billion	0.675
Over $7.6 billion	0.650

Effective April 30, 2020, the Advisor has contractually agreed to reduce fees and pay expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through April 30, 2025, so that such annual operating expenses will not exceed 0.88%. Separately, with respect to Class I only, the Advisor has agreed to waive fees and/or reimburse operating expenses such that the previously described annual operating expenses, plus intermediary servicing fees and other class-specific expenses, will not exceed 0.93%.
Prior to April 30, 2020, the limit on annual operating expenses was established at a class level and inclusive of 12b-1 fees and shareholder servicing fees and did not exceed the class levels set forth below. The Predecessor Fund did not have expense limitations.

Class A	Class C	Class FI	Class I	Class IS	Class R
1.20%	1.97%	1.26%	0.93%	0.83%	1.55%

During the period ended December 31, 2024, fees waived and/or expenses reimbursed amounted to $426,966.
The Advisor is permitted to recapture amounts waived and/or reimbursed to a class within 36 months of the reimbursement date if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Advisor recapture any amount that would result, on any particular business day of the Fund, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at December 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by the Advisor and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS	Class R
Expires December 31, 2026	$65,411	$7,075	$816	$149,701	$58	$360
Expires December 31, 2027	109,298	9,917	1,204	305,887	124	536
Total	$174,709	$16,992	$2,020	$455,588	$182	$896

17

Patient Opportunity Trust
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator & fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S Bank, N.A. serves as the Fund’s custodian. For the year ended December 31, 2024, the Fund incurred the following expenses for administration & fund accounting, transfer agent, custody and compliance fees:

Administration & fund accounting	$989,253
Transfer agent	326,375
Custody	107,448
Compliance	19,446

At December 31, 2024, the Fund had payables due to Fund Services for administration & fund accounting, transfer agent, custody and compliance fees in the following amounts:

Administration & fund accounting	$183,262
Transfer agent	47,909
Custody	21,242
Compliance	3,197

The above payable amounts are included in Accrued other expenses in the Statement of assets and liabilities.
The Independent Trustees were paid $18,154 for their services and reimbursement of travel expenses during for the year ended December 31, 2024. The Fund pays no compensation to the Interested Trustee or officers of the Trust.
Quasar Distributors, LLC (“Quasar”), serves as the Fund’s distributor and principal underwriter.
There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, the Fund’s Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applied to those purchases of Class A shares in excess of $1,000,000 and the initial sales charge is waived.
For the year ended December 31, 2024, Quasar did not retain sales charges on sales of Class A shares. In addition, for the year ended December 31, 2024, CDSCs paid to Quasar for Class C shares totaled $428.
Note 4 – Investments
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$494,468,882
Sales	$682,482,465

Note 5 – Class specific expenses
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively.
The Fund also has arrangements with various parties to provide ongoing sub-transfer agent services for each share class. Service and/or distribution fees and sub-transfer agent fees are accrued daily and paid monthly or quarterly.

18

Patient Opportunity Trust
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
For the year ended December 31, 2024, class specific expenses were as follows:

	Distribution Fees	Shareholder Servicing Fees
Class A	$1,743,806	$450,073
Class C	656,804	55,163
Class FI	19,644	10,809
Class I	—	539,980
Class R	17,911	2,693
Total	2,438,165	1,058,718

Note 6 – Lines of Credit
The Fund may borrow for investment purposes, also known as “leveraging” from a $250,000,000 line of credit (“Leveraging Credit Agreement”) with the Bank of Nova Scotia. This Leveraging Credit Agreement renews daily for a 180-day term unless notice to the contrary is given to the Fund. Leverage is the ability to earn a return on a capital base that is larger than the Fund’s net assets. Use of leverage can magnify the effects of changes in the value of the Fund’s investments and makes such investments more volatile. Leveraging could cause investors to lose more money in adverse environments. The Fund pays a monthly commitment fee at an annual rate of 0.10% on the unutilized portion of the Leveraging Credit Agreement. However, the commitment fee will be waived when 50% of the line of credit is drawn. The interest on the borrowings under this Leveraging Credit Agreement is calculated at variable rates based on the prevailing SOFR rate plus a spread. To the extent of the borrowing outstanding, the Fund is required to maintain collateral in a special custody account at the Fund’s custodian on behalf of the Bank of Nova Scotia. The Fund’s Leveraging Credit Agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the Leveraging Credit Agreement may be subject to early termination under certain events and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement.
The Fund also has access to a $65 million line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly.

	Bank of Nova Scotia	U.S. Bank
Maximum available credit	$250,000,000	$65,000,000
Largest amount outstanding on an individual day	183,000,000	5,465,000
Average daily loan outstanding	131,923,497	1,111,343
Interest expense	7,981,956	30,211
Loan outstanding as of December 31,2024	135,000,000	—
Average Interest rate	5.98%	8.35%

Note 7 – Shares of beneficial interest
At December 31, 2024, the Fund had an unlimited number of shares of beneficial interest authorized with no par value. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

19

Patient Opportunity Trust
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
Transactions in shares of each class were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold*	576,716	$18,505,068	23,561,790	$566,364,999
Shares issued on reinvestment	10,242	389,695	—	—
Shares repurchased	(2,380,422)	(79,885,891)	(25,669,399)	(619,667,204)
Net increase (decrease)	(1,793,464)	$(60,991,128)	(2,107,609)	$(53,302,205)
Class C
Shares sold	128,888	$3,744,310	3,472,189	$74,947,144
Shares issued on reinvestment	—	—	—	—
Shares repurchased*	(794,031)	(22,762,418)	(4,507,989)	(98,476,913)
Net decrease	(665,143)	$(19,018,108)	(1,035,800)	$(23,529,769)
Class FI
Shares sold	11,787	$415,442	311,774	$7,799,533
Shares issued on reinvestment	—	—	—	—
Shares repurchased	(55,129)	(1,861,319)	(370,108)	(9,352,973)
Net decrease	(43,342)	$(1,445,877)	(58,334)	$(1,553,440)
Class I
Shares sold	1,424,584	53,908,818	23,518,789	628,907,068
Shares issued on reinvestment	38,008	1,608,116	—	—
Shares repurchased	(3,029,569)	(111,805,008)	(26,534,489)	(713,635,116)
Net decrease	(1,566,977)	$(56,288,074)	(3,015,700)	$(84,728,048)
Class IS
Shares sold	7,449	296,818	48,912	1,264,272
Shares issued on reinvestment	58	2,480	—	—
Shares repurchased	(997)	(36,616)	(79,630)	(2,018,214)
Net increase (decrease)	6,510	$262,682	(30,718)	$(753,942)
Class R
Shares sold	4,261	140,563	156,233	3,722,853
Shares issued on reinvestment	—	—	—	—
Shares repurchased	(34,138)	(1,140,625)	(185,096)	(4,487,570)
Net decrease	(29,877)	$(1,000,062)	(28,863)	$(764,717)
Total decrease	(4,092,293)	$(138,480,567)	(6,277,024)	$(164,632,121)

*
158,030 Class C shares converted into 140,941 Class A shares, amounting to $4,179,373, during the year ended December 31, 2024. 236,637 Class C shares converted into 212,044 Class A shares, amounting to $5,651,794, for the period ended December 31, 2023. Class C shares of the Fund automatically convert to Class A shares after they have been held for 8 years.

20

Patient Opportunity Trust
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
Note 8 – Transactions with affiliated companies
An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities or partnership interests at any time during the period. The following transactions were affected in shares of such companies for the year ended December 31, 2024:

	Pangaea One, LP	Canada Goose Holdings Inc.	Precigen Inc.	Precigen 8% Convertible Perpetual Preferred Stock	Precigen Warrant	Total
Value at December 31, 2023	$1,647,803	$35,550,000	$17,420,000	$—	$—	$54,617,803
Purchases	—	2,446,940	2,199,585	11,377,275	9,022,725	25,046,525
Sales/Partnership Distributions	—	(3,527,490)	(166,803)	—	—	(3,694,293)
Change in Unrealized Gain (Loss)	16,704	(4,115,118)	(3,314,196)	2,928,429	3,897,275	(586,906)
Realized Gain (Loss) on Sales/Distributions	—	(1,267,332)	(10,586)	—	—	(1,277,918)
Value at December 31, 2024	$1,664,507	$29,087,000	$16,128,000	$14,305,704	$12,920,000	$74,105,211
Amortization, Dividend, Interest Income	$—	$—	$—	$—	$—	$—

Note 9 – Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Cost	Value at December 31, 2024	Percent of Net Assets	Open Commitments
Pangaea One, LP1	$27,415,330	$1,664,507	0.10%	$729,365[2]
Precigen 8% Convertible Perpetual Preferred Stock[3]	$11,377,275	$14,305,704	0.90%	N/A
Precigen (Warrant) [3]	$9,022,725	$12,920,000	0.80%	N/A

[1]	Acquisition dates were 5/08, 8/08, 10/08, 12/08, 2/09, 5/09, 8/09, 11/09, 3/10, 7/10, 1/11, 2/11, 4/11, 8/11, 10/11, 1/12, 4/12, 5/12, 6/12, 8/12, 12/12, 5/13, 6/13, 9/13, 3/14, 8/14 and 10/14.
[2]	This security is in liquidation. Management does not expect to have a capital expenditure related to this commitment in the future.
[3]	Acquisition date was 12/24.
Note 10 – Income tax information and distributions to shareholders
See below for classification of distributions paid during the year ended December 31, 2024. The Fund made not distributions during the year ended December 31, 2023:

Ordinary Income:	Year Ended December 31, 2024
Class A	$407,386
Class C	—
Class FI	—
Class I	$1,668,461
Class IS	$2,586
Class R	—
Total	$2,078,433

21

Patient Opportunity Trust
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
At December 31, 2024, the components of accumulated earnings for income tax purposes were as follows:

Tax cost of investments	$1,334,039,418
Unrealized appreciation	599,083,637
Unrealized depreciation	(219,877,577)
Net unrealized appreciation	$379,206,060
Capital loss carryforwards	(78,893,573)
Other accumulated gain/(loss)(a)	(23,645,280)
Total distributable earnings	$276,667,207

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.
GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2024, the following reclassifications have been made:

Distributable Earnings(a)	Paid In Capital(a)
$1,009,354	$(1,009,354)

(a)	Reclassification are due to net operating loss, subsidiary reversals and over-distribution.
The Fund is required to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31 in order to meet certain excise tax requirements. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. As of December 31, 2024, the Fund had post-October late-year losses of $169,030.
At December 31, 2024, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$(78,893,573)	$ —	$(78,893,573)

Note 11 – Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of December 31, 2024, Morgan Stanley Smith Barney held approximately 41%, in aggregate for the benefit of others, of the outstanding shares of the Fund.
Note 12 – New Accounting Pronouncement
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15,

22

Patient Opportunity Trust
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no impact for the Fund.
Note 13 – Subsequent Events
Management has evaluated events and transactions that occurred subsequent to December 31, 2024, through the date the financial statements have been issued and has determined there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

23

PATIENT OPPORTUNITY TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Patient Opportunity Trust and
Board of Trustees of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments of Patient Opportunity Trust, a series of Advisor Managed Portfolios (formerly Trust for Advised Portfolios) (the “Fund”), as of December 31, 2024, the related consolidated statements of operations and cash flows for the year then ended, the statements of changes in net assets and the financial highlights (consolidated for 2024) for each of the two years in the period then ended, and the related notes, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations and cash flows for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated March 1, 2023, expressed an unqualified opinion on those financial statement and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, transfer agent and private company; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies within the Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 28, 2025

24

PATIENT OPPORTUNITY TRUST
Additional Information
December 31, 2024 (Unaudited)
Tax Information
For the period ended December 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2024 was 100%.
The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0%.
Approval of Investment Advisory Agreement (Unaudited)
At a meeting held on November 20-21, 2024 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of Advisor Managed Portfolios (the “Trust”), including all Trustees who were not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) with Patient Capital Management (the “Advisor”) for the Patient Opportunity Trust (the “Fund”).
In advance of the Meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor, and the services provided by the Advisor to the Fund under the Advisory Agreement, including information about the portfolio managers, the resources of the Advisor, and the Fund’s performance and advisory fee. This information formed the primary (but not exclusive) basis for the Board’s determinations. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained with the Advisor. The information prepared specifically for the review of the Advisory Agreement supplemented the information provided to the Trustees throughout the year related to the Advisor and the Fund. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the Board’s review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Advisor; valuation of investments; fund expenses; and overall market and regulatory developments. The Independent Trustees were advised by independent legal counsel during the review process, including meeting in executive sessions with such counsel without representatives from the Advisor present. In connection with their review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.
In considering the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees considered the Advisor’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Fund. The Board considered the Advisor’s resources and compliance structure, including information regarding its compliance program, chief compliance officer and compliance record and its disaster recovery/business continuity plan. The Board also considered its knowledge of the Advisor’s operations, and noted that during the course of the year the Trustees met with the Advisor to discuss the Fund’s performance, the Advisor’s investment outlook, various marketing and compliance topics, and the Advisor’s risk management process. The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were satisfactory and reliable.

•
In assessing the quality of the portfolio management delivered by the Advisor, the Board considered the Fund’s performance on both an absolute basis and in comparison to its peer groups (a larger group category and a smaller, focused group), based on information provided by an independent consulting firm, and to its

25

PATIENT OPPORTUNITY TRUST
Additional Information
December 31, 2024 (Unaudited)(Continued)
benchmark index. The Board considered that the Fund underperformed the S&P 500 Index for the one-, three-, five- and ten-year periods ended June 30, 2024. The Board also considered that the Fund outperformed its peer groups for the one-year period ended September 30, 2024, and underperformed for the three- and five-year periods ended September 30, 2024.
•
The Trustees also reviewed the cost of the Advisor’s services, and the structure and level of the advisory fee payable by the Fund, including a comparison of the fee to fees payable by its peer groups (a larger group category and a smaller, focused group), based on information provided by an independent consulting firm. The Board noted that, to reduce the Fund’s expenses, the Advisor had agreed to maintain a contractual annual expense limitations for each of the Fund’s share classes. The Trustees noted that the advisory fee was above the focused peer group average and was in the first quartile of the peer group out of four quartiles (a lower quartile number indicates a higher advisory fee). The Trustees also noted that the Fund’s total net expense ratio was higher than both the focused peer group average and the larger peer group average and was in the first quartile of the peer groups out of four quartiles (a lower quartile number indicates higher expenses). After reviewing the materials that were provided, the Board concluded that the advisory fee was fair and reasonable in light of the services provided.

•
In considering whether economies of scale have been achieved, the Trustees reviewed the Fund’s fee structure, the Advisor’s contractual fee waiver and expense reimbursement, and the asset level of the Fund. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

•
The Trustees considered the profitability of the Advisor from managing the Fund. In assessing the Advisor’s profitability, the Trustees reviewed the analysis provided by the Advisor and took into account both the direct and indirect benefits to the Advisor from managing the Fund. The Trustees concluded that the Advisor’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
See Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
See Financial Statements.

26

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)   Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	03/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	03/10/2025

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	03/10/2025